Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 2,333.6	$ 2,274.4
Total property, plant and equipment in service, Composite Rate	2.90%	3.00%	3.40%
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	$ 391.7	$ 386.7
Distribution	1,851.2	1,796.4
General	30.0	30.9
Non-depreciable	$ 60.7	$ 60.4
Transmission, Composite Rate	2.30%	2.40%
Distribution, Composite Rate	3.00%	3.20%
General, Composite Rate	4.90%	3.60%